Prepaid Domain Names (Details Narrative) - USD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017
Annual domain renewal fees	$ 214,304	$ 165,573
Cost of revenues	136,328	82,370
Prepaid domain name renewal fees	$ 77,977	$ 105,775
Minimum [Member]
Cost of domain	$ 1.75
Maximum [Member]
Cost of domain	$ 129.00